Organization and Description of Business	6 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

EQV Ventures Acquisition Corp. (“EQV”) was incorporated as a Cayman Islands exempted company on April 15, 2024. EQV was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

On March 4, 2026 (the “Closing Date”), Presidio Production Company (“Presidio”, the “Company”) (formerly known as Presidio PubCo Inc.) consummated the Business Combination as described in Note 3 — Business Combinations pursuant to the Business Combination Agreement dated August 5, 2025. As part of the transaction, EQV changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware and was renamed “Presidio MidCo Inc.” (the “Domestication”). Immediately following the Domestication, Prometheus PubCo Merger Sub Inc., a Delaware corporation (“EQV Merger Sub”) merged with and into EQV (the “Merger”) with EQV surviving as a wholly-owned subsidiary of the Company (“EQV Surviving Subsidiary”). The Company is organized in an Up-C structure in which substantially all assets and operations of Presidio Investment Holdings LLC, a Delaware limited liability company (“PIH”) are held indirectly through Prometheus Holdings LLC, a Delaware limited liability company (“EQV Holdings”, “Opco”). The Company holds the managing member interest in Opco through EQV Surviving Subsidiary.

In connection with the Business Combination, a portion of EQV shares were exchanged for cash from shareholders who elected to execute their redemption right. The remaining EQV shares were exchanged for newly issued shares of Presidio Class A common stock (“Class A Common Stock”). The EQV public and private placement warrants were assumed by the Company and exchanged for warrants exercisable for Class A Common Stock (“Presidio Public and Private Placement Warrants”). Refer to Note 9 — Redeemable Preferred Stock and Stockholders’ Equity (Successor) for further discussion on the Presidio Public and Private Placement Warrants. Additionally, pursuant to the Rollover Agreements dated August 5, 2025, certain unitholders of PIH (“PIH Rollover Holders”) exchanged their outstanding equity interests in PIH for EQV Holdings common units (“Opco Common Units”) and an equal number of newly issued shares of Presidio Class B common stock (“Class B Common Stock”). The owners of Opco other than the Company are considered non-controlling interests in the accompanying condensed consolidated financial statements. Refer to Note 3 — Business Combinations for further discussion on the Business Combination.

Also on the Closing Date, the Company acquired all of the issued and outstanding equity interests of EQV Resources LLC, a Delaware limited liability company (“EQVR”) pursuant to the agreement and plan of merger dated August 5, 2025 (“EQVR Acquisition”). Immediately following closing of the EQVR Acquisition, Presidio contributed EQVR to EQV Surviving Subsidiary and EQV Surviving Subsidiary contributed EQVR to Opco. Refer to Note 3 — Business Combinations for further discussion on the EQVR Acquisition.

Opening successor cash and equity represent the carrying value of the accounting acquirer’s cash and equity and are not comparable to the predecessor cash and equity of PIH. Included in the opening cash balance as of March 4, 2026 was $15.1 million from the proceeds of EQV’s Initial Public Offering, net of redemptions, that was previously held in a trust account (the “Trust Account”). The cash proceeds from the Trust Account were used for transaction expenses, deferred underwriting commission, and the operating activities of the Company following the Business Combination.

The Company’s Class A common stock and warrants are listed on the New York Stock Exchange under the ticker symbols “FTW” and “FTW WS,” respectively.

Description of Business

Presidio is an independent oil and natural gas company engaged in oil and gas exploration and production, with operations concentrated across the Western Anadarko Basin of Texas, Oklahoma, and Kansas. The Company’s strategy is centered on acquiring existing producing assets and applying engineering expertise and Artificial Intelligence (“AI”) data driven analytics to enhance performance and extend asset life.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

In connection with the Business Combination, a total of 33,581,540 EQV Class A ordinary shares (“Class A Ordinary Shares”) for an aggregate redemption amount of $357.1 million were redeemed from the Trust Account. As a result of these redemptions of common stock, the Company recognized an estimated liability for the excise tax of $1.3 million, included in other current liabilities on the Company’s condensed consolidated balance sheet as of June 30, 2026 (Successor) pursuant to the 1% excise tax under the IR Act partially offset by issuance of common and preferred stock subsequent to the redemptions. The liability does not impact the condensed consolidated statements of operations and is recognized as a reduction of additional paid-in-capital.